Note 4 - Vessel, Net (Details Textual) - USD ($)		3 Months Ended
	Jan. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Proceeds from Sale of Property, Plant, and Equipment		$ 5,137,010	$ 1,549,603
Gain (Loss) on Disposition of Property Plant Equipment		$ 516,561
M/V RT Dagr [Member]
Proceeds from Sale of Property, Plant, and Equipment	$ 2,440,000
Sales Commission Percentage	4.00%
Gain (Loss) on Disposition of Property Plant Equipment	$ 516,651
M/V RT Dagr [Member] | Eurochart [Member]
Sales Commission Percentage	1.00%